Subordinated Liabilities - Additional Information (Detail) - GBP (£)	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Sep. 30, 2017
Disclosure of subordinated liabilities [line items]
Notional amount	£ 175,000,000		£ 175,000,000
Defaults of principal, interest or other breaches with respect to subordinated liabilities	£ 0		£ 0
Par value per share	£ 1	£ 1	£ 1
7.375% 20 Year Step-up Perpetual Callable Subordinated Notes [member]
Disclosure of subordinated liabilities [line items]
Interest rate	7.375%		7.375%	7.375%
7.375% 20 Year Step-up Perpetual Callable Subordinated Notes [member] | Santander UK Plc [member]
Disclosure of subordinated liabilities [line items]
Interest rate	7.375%
7.125% 30 Year Step-up Perpetual Callable Subordinated Notes [member]
Disclosure of subordinated liabilities [line items]
Interest rate	7.125%		7.125%
7.125% 30 Year Step-up Perpetual Callable Subordinated Notes [member] | Santander UK Plc [member]
Disclosure of subordinated liabilities [line items]
Interest rate	7.125%
10.0625% Exchangeable Capital Securities [member]
Disclosure of subordinated liabilities [line items]
Interest rate	10.0625%		10.0625%
10.0625% Exchangeable Capital Securities [member] | Santander UK Plc [member]
Disclosure of subordinated liabilities [line items]
Interest rate	10.0625%
10.375% exchangeable subordinated capital securities [member]
Disclosure of subordinated liabilities [line items]
Interest rate	10.375%
10.125% Subordinated Guaranteed Bond 2023 [member]
Disclosure of subordinated liabilities [line items]
Interest rate	10.125%		10.125%
175m Sterling Fixed/Floating Rate Tier One Preferred Income Capital Securities [member]
Disclosure of subordinated liabilities [line items]
Notional amount			£ 175,000,000
10.0625% non-cumulative non-redeemable sterling preference shares [member]
Disclosure of subordinated liabilities [line items]
Par value per share	£ 1
10.375% non-cumulative non-redeemable sterling preference shares [member]
Disclosure of subordinated liabilities [line items]
Par value per share	£ 1
300m Fixed/Floating Rate Non-Cumulative Callable Preference Shares [member]
Disclosure of subordinated liabilities [line items]
Notional amount	£ 300,000,000
300m Step-up Callable Perpetual Reserve Capital Instruments [member]
Disclosure of subordinated liabilities [line items]
Notional amount	£ 300,000,000